John Hancock
Floating Rate Income Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 87.1%					$988,207,805
(Cost $1,001,533,049)
Communication services 7.6%					85,696,684
Diversified telecommunication services 2.1%
Cincinnati Bell, Inc., 2021 Term Loan B2 (1 month CME Term SOFR + 3.250%)	8.666	11-22-28		4,726,689	4,712,887
Connect Finco Sarl, 2024 Extended Term Loan B (1 month CME Term SOFR + 4.500%)	9.825	09-27-29		4,812,646	4,591,264
Eircom Finco Sarl, 2024 EUR Term Loan B (B)	TBD	05-15-29	EUR	3,000,000	3,261,463
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	9.180	10-08-27		4,639,334	4,632,699
Voyage Digital NZ, Ltd., 2024 Term Loan (3 month CME Term SOFR + 3.250%)	8.576	05-11-29		3,961,025	3,961,025
Zacapa SARL, 2022 Term Loan (3 month CME Term SOFR + 4.000%)	9.309	03-22-29		2,873,401	2,872,597
Entertainment 0.1%
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (B)(C)	TBD	06-07-30	EUR	729,001	0
Technicolor Creative Studios SA, EUR Term Loan (12 month EURIBOR + 0.500%)	4.054	09-15-26	EUR	1,804,717	5,875
TouchTunes Music Group LLC, 2022 Term Loan (3 month CME Term SOFR + 5.000%)	10.302	04-02-29		554,020	554,020
Interactive media and services 1.3%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.679	12-06-27		2,498,438	2,403,023
Knot Worldwide, Inc., 2023 Term Loan (1 month CME Term SOFR + 4.500%)	9.824	01-31-28		5,440,337	5,453,938
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	9.579	05-03-28		6,945,313	6,953,230
Media 3.3%
1000732905 Ontario, Inc., Term Loan B (3 month CME Term SOFR + 4.500%)	9.841	03-03-31		1,354,630	1,364,790
Altice Financing SA, 2022 USD Term Loan (3 month CME Term SOFR + 5.000%)	10.329	10-31-27		4,794,926	4,163,578
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	10.829	08-15-28		1,836,963	1,377,722
Cengage Learning, Inc., 2024 Term Loan B (6 month CME Term SOFR + 4.250%)	9.538	03-22-31		2,290,197	2,300,022
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	9.694	03-23-28		4,384,815	4,289,796
CSC Holdings LLC, 2022 Term Loan B6 (1 month CME Term SOFR + 4.500%)	9.817	01-18-28		2,340,212	2,247,446
Digital Media Solutions LLC, 2024 PIK Term Loan A (1 month CME Term SOFR + 8.000%)	13.588	02-25-26		208,297	192,868
Digital Media Solutions LLC, 2024 PIK Term Loan B (3 month CME Term SOFR + 8.000%) (C)	13.299	05-25-26		732,815	474,864
Digital Media Solutions LLC, Term Loan B (3 month CME Term SOFR + 11.000%)	16.571	05-25-26		2,121,154	206,813
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	9.659	08-19-28		2,876,569	2,869,378
Lorca Finco PLC, EUR Term Loan B1 (B)	TBD	09-17-27	EUR	3,000,000	3,257,655
Planet US Buyer LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.823	02-07-31		1,278,001	1,287,139
Radiate Holdco LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.694	09-25-26		1,979,738	1,558,113
Research Now Group LLC, 2017 1st Lien Term Loan (D)	0.000	12-20-24		4,976,932	3,700,896
Research Now Group LLC, 2017 2nd Lien Term Loan (D)	0.000	12-20-25		629,484	14,163
Research Now Group LLC, 2024 DIP 1st Lien Term Loan (B)	TBD	08-06-24		160,324	135,058
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month CME Term SOFR + 2.000%)	7.431	04-30-28		2,000,000	1,923,580
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
United Talent Agency LLC, 2024 Term Loan B (B)	TBD	07-07-28		23,192	$23,279
United Talent Agency LLC, Term Loan B (1 month CME Term SOFR + 4.000%)	9.444	07-07-28		3,452,926	3,465,875
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	8.681	01-31-29		3,046,999	2,978,441
Wireless telecommunication services 0.8%
Crown Subsea Communications Holding, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	10.080	01-30-31		5,083,162	5,125,505
Iridium Satellite LLC, 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	7.829	09-20-30		3,335,380	3,337,682
Consumer discretionary 12.4%					140,922,831
Automobile components 1.1%
IXS Holdings, Inc., 2020 Term Loan B (3 month CME Term SOFR + 4.250%)	9.551	03-05-27		3,956,135	3,739,536
Parts Europe SA, EUR Term Loan B (3 month EURIBOR + 3.750%)	7.647	02-03-31	EUR	840,511	916,565
Tenneco, Inc., 2022 Term Loan A (3 month CME Term SOFR + 4.850%)	10.176	11-17-28		1,380,223	1,337,671
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	10.426	11-17-28		1,978,929	1,929,832
Wheel Pros LLC, 2023 3rd Amendment Term Loan (3 month CME Term SOFR + 4.500%)	10.086	05-11-28		4,920,737	2,920,802
Wheel Pros LLC, 2023 FILO Term Loan (3 month CME Term SOFR + 8.875%)	14.461	02-10-28		1,116,805	1,184,216
Automobiles 0.2%
Constellation Automotive, Ltd., EUR Term Loan B (6 month EURIBOR + 4.000%)	7.768	07-28-28	EUR	1,846,166	1,899,377
Constellation Automotive, Ltd., GBP 2nd Lien Term Loan B (SONIA + 7.500%)	12.689	07-27-29	GBP	842,559	765,854
Broadline retail 0.4%
Peer Holding III BV, 2023 USD Term Loan B4 (3 month CME Term SOFR + 3.250%)	8.559	10-28-30		2,141,198	2,150,576
Wand NewCo 3, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	9.079	01-30-31		2,289,312	2,305,451
Diversified consumer services 2.0%
Europa University Education Group SL, EUR Term Loan B (6 month EURIBOR + 4.500%)	8.418	11-30-29	EUR	2,982,651	3,239,786
Foundational Education Group, Inc., 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	9.341	08-31-28		2,441,316	2,392,490
Fugue Finance LLC, 2023 USD Term Loan B (3 month CME Term SOFR + 4.000%)	9.347	01-31-28		1,017,274	1,023,632
Fugue Finance LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 3.750%)	9.097	02-26-31		2,968,742	2,993,798
Learning Care Group US No. 2, Inc., 2023 Term Loan (3 month CME Term SOFR + 4.000%)	9.327	08-11-28		651,080	653,795
Learning Care Group US No. 2, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	9.327	08-11-28		203,243	204,090
Markermeer Finance BV, 2020 EUR Term Loan B (2 month EURIBOR + 3.000%)	6.823	01-29-27	EUR	3,326,262	3,505,034
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	9.074	07-25-30		1,319,376	1,323,585
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.500%)	7.944	05-29-26		2,894,228	2,902,187
Whatabrands LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.079	08-03-28		4,407,072	4,411,655
Hotels, restaurants and leisure 4.8%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month CME Term SOFR + 3.750%)	9.194	02-02-26		4,336,567	4,210,980
Aimbridge Acquisition Company, Inc., 2020 Incremental Term Loan B (1 month CME Term SOFR + 4.750%)	10.194	02-02-26		2,630,735	2,574,832
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Allwyn Entertainment Financing US LLC, Term Loan B (B)	TBD	05-30-31		1,004,550	$1,005,806
Bally’s Corp., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	8.836	10-02-28		393,286	376,775
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.750%)	8.097	02-06-31		2,806,657	2,811,035
Casper Bidco SASU, 2024 EUR Term Loan B (1 month EURIBOR + 4.250%)	8.057	03-21-31	EUR	2,296,603	2,502,668
Cedar Fair LP, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	7.313	05-01-31		859,559	862,249
Crown Finance US, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 1.500% or 7.000% PIK)	6.825	07-31-28		1,845,022	1,865,003
Entain PLC, 2024 USD Term Loan B (B)	TBD	10-31-29		1,548,135	1,550,550
Great Canadian Gaming Corp., 2021 Term Loan (3 month CME Term SOFR + 4.000%)	9.590	11-01-26		2,351,071	2,364,001
Hurtigruten Group AS, 2024 EUR Holdco Term Loan (0.020% Cash and 6 month EURIBOR + 8.500% PIK)	12.431	02-23-29	EUR	2,884,646	555,572
Hurtigruten Group AS, 2024 EUR OpCo Exit Term Loan (3 month EURIBOR + 7.500%)	11.427	06-30-27	EUR	916,599	1,026,173
Hurtigruten Group AS, 2024 EUR Term Loan B (6 month EURIBOR + 6.500%)	10.411	09-30-27	EUR	1,510,365	1,461,287
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.179	12-15-27		5,848,737	5,869,091
Lakeland Holdings LLC, 2020 HoldCo Term Loan (8.000% Cash or 13.250% PIK)	8.000	09-25-27		562,012	112,402
Light & Wonder International, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	8.070	04-14-29		3,453,765	3,466,716
MIC Glen LLC, 2021 Term Loan (1 month CME Term SOFR + 3.250%)	8.694	07-21-28		3,212,088	3,221,467
New Red Finance, Inc., 2023 Term Loan B5 (1 month CME Term SOFR + 2.250%)	7.578	09-20-30		3,213,657	3,214,878
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	9.559	08-01-30		788,586	792,970
Playa Resorts Holding BV, 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	8.572	01-05-29		4,263,476	4,283,216
QSRP Finco BV, Term Loan B (B)	TBD	05-30-31	EUR	1,502,546	1,614,033
Scientific Games Holdings LP, 2022 USD Term Loan B (3 month CME Term SOFR + 3.250%)	8.556	04-04-29		4,488,581	4,498,770
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	7.579	03-14-31		2,378,673	2,383,454
Tacala Investment Corp., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	9.329	01-31-31		1,911,742	1,919,447
Household durables 0.2%
Keter Group BV, 2024 EUR Opco Reinstated Term Loan (3 month EURIBOR + 4.750%)	8.614	12-28-29	EUR	2,008,990	2,122,632
Keter Group BV, 2024 EUR PIK Term Loan B (3 month EURIBOR + 0.025% Cash and 5.000% PIK)	8.889	12-28-29	EUR	948,896	808,235
Leisure products 0.9%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.929	12-21-28		5,058,930	5,087,411
J&J Ventures Gaming LLC, 2023 Incremental Term Loan B (1 month CME Term SOFR + 4.250%)	9.694	04-26-28		1,439,972	1,435,480
PlayPower, Inc., 2019 Term Loan (3 month CME Term SOFR + 5.500%)	10.956	05-08-26		3,442,464	3,322,701
Specialty retail 2.4%
Amer Sports Company, USD Term Loan (3 month CME Term SOFR + 3.250%)	8.577	02-17-31		519,860	522,459
Eyemart Express LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.439	08-31-27		2,394,969	2,365,032
Leslie’s Poolmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	8.194	03-09-28		1,325,182	1,316,343
Mavis Tire Express Services Topco Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	9.079	05-04-28		5,768,776	5,801,600
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Mister Car Wash Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	8.329	03-21-31		574,953	$577,724
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	8.821	03-03-28		4,076,286	3,679,582
Runner Buyer, Inc., 2021 Term Loan B (3 month CME Term SOFR + 5.500%)	10.962	10-20-28		3,222,162	1,833,958
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.179	10-15-28		2,363,891	2,358,572
SRS Distribution, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.944	06-02-28		3,869,837	3,893,637
SRS Distribution, Inc., 2022 Incremental Term Loan (1 month CME Term SOFR + 3.250%)	8.679	06-02-28		462,834	465,477
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.821	04-15-28		4,958,507	4,514,473
Textiles, apparel and luxury goods 0.4%
Tory Burch LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	8.694	04-16-28		4,469,425	4,474,208
Consumer staples 1.5%					16,816,840
Food products 0.9%
Froneri US, Inc., 2020 USD Term Loan (1 month CME Term SOFR + 2.250%)	7.679	01-29-27		3,489,664	3,493,154
Peralta Inversiones Globales SL, 2024 EUR Term Loan (B)	TBD	05-23-31	EUR	492,379	532,252
Saratoga Food Specialties LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	9.071	03-07-29		765,137	768,963
Upfield BV, 2023 EUR Term Loan B6 (6 month EURIBOR + 5.000%)	8.882	01-02-28	EUR	1,986,347	2,155,522
Upfield USA Corp., 2023 USD Term Loan B7 (6 month CME Term SOFR + 3.000%)	10.310	01-02-28		3,250,350	3,260,523
Household products 0.3%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.750%)	9.314	12-22-26		3,702,423	3,705,496
Personal care products 0.3%
Rainbow UK Bidco, Ltd., GBP Term Loan B (6 month SONIA + 4.500%)	9.688	02-26-29	GBP	2,302,480	2,900,930
Energy 2.2%					24,847,599
Oil, gas and consumable fuels 2.2%
CD&R Firefly Bidco PLC, 2024 EUR Term Loan B7 (B)	TBD	03-01-29	EUR	1,803,951	1,963,365
Delek US Holdings, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.500%)	8.929	11-19-29		3,977,387	3,988,762
EG Finco, Ltd., 2023 EUR Term Loan B (3 month EURIBOR + 5.500%)	9.402	02-07-28	EUR	4,027,120	4,372,640
GIP III Stetson I LP, 2023 Term Loan B (1 month CME Term SOFR + 4.250%)	9.679	10-31-28		1,512,177	1,518,226
M6 ETX Holdings II Midco LLC, Term Loan B (B)	TBD	09-19-29		2,677,949	2,690,857
NGL Energy Operating LLC, 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	9.829	02-02-31		2,652,961	2,671,426
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 2.500%)	7.802	08-16-30		2,798,938	2,805,235
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	8.436	10-05-28		4,810,438	4,837,088
Financials 9.3%					105,436,224
Capital markets 2.2%
Aretec Group, Inc., 2023 Incremental Term Loan (1 month CME Term SOFR + 4.500%)	9.916	08-09-30		3,196,156	3,210,635
Emerald X, Inc., 2017 Term Loan B (1 month CME Term SOFR + 5.000%)	10.429	05-22-26		2,299,580	2,308,778
Hightower Holding LLC, 2021 Term Loan B (3 month CME Term SOFR + 4.000%)	9.586	04-21-28		5,680,408	5,708,810
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Jane Street Group LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	7.944	01-26-28	5,200,037	$5,215,169
Jump Financial LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	10.071	08-07-28	4,331,751	4,320,922
LSF11 Trinity Bidco, Inc., 2023 Term Loan (1 month CME Term SOFR + 4.000%)	9.321	06-14-30	2,010,031	2,018,835
Mariner Wealth Advisors LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	8.578	08-18-28	2,417,405	2,417,405
Financial services 3.1%
Aragorn Parent Corp., Term Loan (1 month CME Term SOFR + 4.250%)	9.570	12-15-28	2,827,807	2,835,583
Ascensus Holdings, Inc., Term Loan (1 month CME Term SOFR + 3.500%)	8.944	08-02-28	6,527,150	6,527,150
Chrysaor Bidco Sarl, USD Term Loan B (B)	TBD	05-14-31	304,214	304,975
CPI Holdco B LLC, Term Loan (3 month CME Term SOFR + 2.000%)	7.321	05-17-31	1,988,118	1,988,536
CTC Holdings LP, Term Loan B (3 month CME Term SOFR + 5.000%)	10.477	02-20-29	2,449,052	2,436,807
DRW Holdings LLC, 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.192	03-01-28	4,752,796	4,763,205
GIP Pilot Acquisition Partners LP, 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	7.827	10-04-30	930,478	933,968
Hudson River Trading LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.442	03-20-28	3,882,409	3,884,234
Kestra Advisor Services Holdings A, Inc., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	9.329	03-22-31	1,287,973	1,294,735
Mermaid Bidco, Inc., 2021 USD Term Loan (3 month CME Term SOFR + 4.250%)	9.581	12-22-27	3,838,362	3,867,149
Osaic Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	9.329	08-17-28	3,652,470	3,680,265
WEX, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	7.329	03-31-28	2,230,747	2,237,528
Insurance 3.1%
Acrisure LLC, 2020 Term Loan B (1 month CME Term SOFR + 3.500%)	8.944	02-15-27	2,999,376	2,996,467
Acrisure LLC, 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	9.694	02-15-27	2,394,781	2,400,767
Acrisure LLC, 2021 Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	9.194	02-15-27	1,488,550	1,488,177
Alliant Holdings Intermediate LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 3.500%)	8.820	11-06-30	4,005,942	4,020,804
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%)	8.829	02-14-31	1,678,649	1,691,105
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%)	9.429	08-19-28	4,728,747	4,670,299
Asurion LLC, 2023 Term Loan B11 (1 month CME Term SOFR + 4.250%)	9.679	08-19-28	2,470,726	2,450,145
BroadStreet Partners, Inc., 2023 Term Loan B3 (1 month CME Term SOFR + 3.750%)	9.079	01-27-29	3,572,056	3,578,772
BroadStreet Partners, Inc., 2024 Term Loan B4 (B)	TBD	05-09-31	874,629	878,302
Cross Financial Corp., 2024 Term Loan B2 (B)	TBD	09-15-27	2,676,949	2,690,334
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.750%)	9.075	11-01-28	3,067,741	3,069,674
Ryan LLC, Term Loan (B)	TBD	11-14-30	600,815	603,519
The Baldwin Insurance Group Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	8.576	05-14-31	4,589,665	4,595,402
Mortgage real estate investment trusts 0.9%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.944	03-11-28	1,209,041	1,166,725
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	8.194	05-15-26	570,827	560,809
Blackstone Mortgage Trust, Inc., 2022 Term Loan B4 (1 month CME Term SOFR + 3.500%)	8.829	05-09-29	2,902,230	2,781,294
Claros Mortgage Trust, Inc., 2021 Term Loan B (1 month CME Term SOFR + 4.500%)	9.925	08-09-26	3,859,308	3,565,036
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Mortgage real estate investment trusts (continued)
KREF Holdings X LLC, 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.935	09-01-27		2,332,209	$2,273,904
Health care 10.3%					117,325,398
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	7.459	11-15-27		2,801,956	2,779,905
Health care equipment and supplies 1.0%
Auris Luxembourg III Sarl, 2024 EUR Term Loan B3 (6 month EURIBOR + 4.500%)	8.268	02-28-29	EUR	2,000,000	2,167,733
Auris Luxembourg III Sarl, 2024 USD Term Loan B4 (6 month CME Term SOFR + 4.250%)	9.992	02-28-29		3,361,668	3,367,988
Medline Borrower LP, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.079	10-23-28		5,949,547	5,986,732
Health care providers and services 5.3%
AHP Health Partners, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.944	08-24-28		2,974,087	2,987,471
Confluent Health LLC, 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	9.444	11-30-28		3,443,149	3,391,502
Electron Bidco, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.444	11-01-28		3,747,729	3,760,209
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	8.330	08-01-29		5,563,199	5,593,518
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month CME Term SOFR + 4.500%)	9.930	02-04-27		5,683,866	5,706,090
GHX Ultimate Parent Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	9.326	06-30-27		4,332,354	4,343,185
MED ParentCo LP, 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	9.329	04-15-31		3,899,692	3,918,138
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month CME Term SOFR + 7.250%)	12.659	03-02-29		2,136,611	1,869,535
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.750%)	9.164	03-02-28		5,549,047	5,324,310
National Mentor Holdings, Inc., 2021 Term Loan C (3 month CME Term SOFR + 3.750%)	9.159	03-02-28		160,989	154,469
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	8.694	11-15-28		6,172,052	6,204,209
R1 RCM, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%)	8.329	06-21-29		1,030,050	1,035,458
Radnet Management, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	7.823	04-18-31		1,652,333	1,653,705
Select Medical Corp., 2023 Term Loan B1 (1 month CME Term SOFR + 3.000%)	8.329	03-06-27		4,128,173	4,139,773
Sharp Services LLC, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	9.052	12-31-28		1,862,334	1,878,630
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	9.309	09-27-30		2,585,742	2,586,078
Upstream Newco, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 4.250%)	9.841	11-20-26		3,662,621	3,383,346
VetStrategy Canada Holdings, Inc., 2023 USD Term Loan B (3 month CME Term SOFR + 5.500%)	10.809	12-12-28		1,641,808	1,644,550
Health care technology 0.6%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%)	8.563	05-01-31		6,570,851	6,591,417
Life sciences tools and services 0.4%
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month CME Term SOFR + 3.500%)	9.071	11-30-27		4,924,076	4,936,386
Pharmaceuticals 2.8%
Amneal Pharmaceuticals LLC, 2023 Term Loan B (1 month CME Term SOFR + 5.500%)	10.829	05-04-28		6,919,000	6,983,900
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 3.000%)	8.321	02-22-28		1,263,124	$1,269,440
Curium Bidco Sarl, 2024 USD Term Loan B (3 month CME Term SOFR + 4.000%)	9.302	07-31-29		6,870,617	6,922,147
Endo Finance Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	9.793	04-23-31		4,482,735	4,477,131
IQVIA, Inc., 2023 USD Term Loan B4 (3 month CME Term SOFR + 2.000%)	7.309	01-02-31		1,029,068	1,034,862
Jazz Financing Lux Sarl, 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	8.444	05-05-28		2,545,616	2,565,115
Organon & Company, 2024 USD Term Loan B (3 month CME Term SOFR + 2.500%)	7.821	05-19-31		1,856,643	1,870,568
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	10.314	07-06-28		4,120,035	4,022,184
Perrigo Investments LLC, Term Loan B (1 month CME Term SOFR + 2.250%)	7.679	04-20-29		2,765,344	2,775,714
Industrials 15.7%					178,098,707
Aerospace and defense 1.8%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.250%)	8.572	10-31-30		454,657	458,067
Cobham Ultra SeniorCo Sarl, EUR Term Loan B (6 month EURIBOR + 3.250%)	7.082	08-06-29	EUR	977,007	1,057,026
Cobham Ultra SeniorCo Sarl, USD Term Loan B (6 month CME Term SOFR + 3.500%)	9.012	08-03-29		2,795,694	2,758,456
Novaria Holdings LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 7.000%)	12.309	01-27-27		2,293,010	2,273,909
Novaria Holdings LLC, Term Loan B (3 month CME Term SOFR + 5.500%)	10.909	01-27-27		1,282,354	1,271,672
Standard Aero, Ltd., 2024 Term Loan B2 (1 month CME Term SOFR + 3.500%)	8.829	08-24-28		1,756,369	1,770,543
The NORDAM Group, Inc., Term Loan B (1 month CME Term SOFR + 5.600%)	10.929	04-09-26		1,970,697	1,891,869
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 3.250%)	8.559	02-28-31		1,640,426	1,646,167
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%)	8.059	08-24-28		4,034,281	4,051,548
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month CME Term SOFR + 3.250%)	8.078	12-06-28		3,589,245	3,600,480
Air freight and logistics 0.6%
Apple Bidco LLC, 2021 Term Loan (1 month CME Term SOFR + 2.750%)	8.194	09-22-28		3,475,875	3,486,025
Rand Parent LLC, 2023 Term Loan B (3 month CME Term SOFR + 4.250%)	9.559	03-17-30		2,792,679	2,798,795
Swissport Stratosphere USA LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 4.250%)	9.558	04-04-31		697,674	700,730
Building products 2.4%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.814	05-17-28		5,755,624	4,866,726
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 3.250%)	8.579	05-13-29		2,096,539	2,109,118
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.671	04-12-28		1,243,590	1,223,158
Cornerstone Building Brands, Inc., 2022 Term Loan (1 month CME Term SOFR + 5.625%)	10.942	08-01-28		1,451,940	1,468,013
Cornerstone Building Brands, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	9.817	05-02-31		352,276	352,276
East West Manufacturing LLC, Term Loan B (3 month CME Term SOFR + 5.750%)	11.066	12-22-28		1,491,525	1,387,118
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	9.321	12-22-28		4,250,626	4,254,409
Lakeshore Learning Materials LLC, Term Loan (1 month CME Term SOFR + 3.500%)	8.944	09-29-28		5,026,237	5,008,947
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products (continued)
MIWD Holdco II LLC, 2024 Term Loan B2 (1 month CME Term SOFR + 3.500%)	8.829	03-28-31		635,794	$640,169
Wilsonart LLC, 2021 Term Loan E (3 month CME Term SOFR + 3.250%)	8.652	12-31-26		5,300,491	5,313,742
Commercial services and supplies 4.7%
Action Environmental Group, Inc., 2023 Term Loan B (3 month CME Term SOFR + 4.500%)	9.825	10-24-30		1,026,775	1,033,192
AEA International Holdings Luxembourg Sarl, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.809	09-07-28		3,964,696	3,984,519
Anticimex Global AB, 2021 USD Term Loan B4 (3 month CME Term SOFR + 3.500%)	8.810	11-16-28		4,304,607	4,331,511
Anticimex Global AB, 2024 Term Loan B7 (3 month CME Term SOFR + 3.500%)	8.810	11-16-28		311,350	313,296
AVSC Holding Corp., 2020 Term Loan B1 (1 month CME Term SOFR + 3.250%)	8.666	03-03-25		2,993,822	2,973,434
AVSC Holding Corp., 2020 Term Loan B2 (1 month CME Term SOFR + 5.500% or 1.000% PIK)	9.916	10-15-26		7,027,040	7,025,916
Cimpress USA, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	8.329	05-17-28		4,813,220	4,810,235
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month CME Term SOFR + 5.000%)	10.284	09-30-27		5,560,292	5,513,029
Core & Main LP, 2024 Incremental Term Loan B (1 month CME Term SOFR + 2.250%)	7.575	02-09-31		1,667,482	1,673,735
Element Materials Technology Group US Holdings, Inc., 2022 USD Delayed Draw Term Loan (3 month CME Term SOFR + 4.250%)	9.659	07-06-29		1,817,096	1,825,419
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (3 month CME Term SOFR + 4.250%)	9.659	07-06-29		3,937,042	3,955,074
EnergySolutions LLC, 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	9.079	09-20-30		746,250	754,645
JFL-Tiger Acquisition Company, Inc., Term Loan B (3 month CME Term SOFR + 4.500%)	9.829	10-17-30		1,592,376	1,591,882
Thevelia US LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 3.750%)	9.059	06-18-29		1,938,964	1,949,686
Verisure Holding AB, 2024 EUR Term Loan B (B)	TBD	05-30-30	EUR	4,000,000	4,356,473
Viad Corp., Initial Term Loan (1 month CME Term SOFR + 4.250%)	9.579	07-30-28		3,285,287	3,289,394
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	8.194	03-24-28		4,461,083	4,151,038
Construction and engineering 1.4%
Aegion Corp., 2024 Term Loan (1 month CME Term SOFR + 4.250%)	9.579	05-17-28		4,003,336	4,028,357
Amentum Government Services Holdings LLC, 2022 Term Loan (1 month CME Term SOFR + 4.000%)	9.321	02-15-29		2,284,683	2,297,546
Amentum Government Services Holdings LLC, Term Loan B (1 month CME Term SOFR + 4.000%)	9.444	01-29-27		1,696,999	1,705,484
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.194	03-31-28		190	189
Legence Holdings LLC, 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.929	12-16-27		3,233,259	3,240,663
USIC Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.500%)	9.051	05-12-28		4,809,984	4,798,633
Electrical equipment 0.3%
Creation Technologies, Inc., 2021 Term Loan (3 month CME Term SOFR + 5.500%)	11.068	10-05-28		1,375,548	1,289,577
Infinite Bidco LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	9.341	03-02-28		2,448,669	2,377,242
Ground transportation 0.3%
Uber Technologies, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.750%)	8.079	03-03-30		3,338,755	3,359,622
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery 2.0%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	10.321	06-23-28		5,941,314	$5,974,229
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (3 month CME Term SOFR + 3.000%)	8.329	07-02-29		1,467,946	1,472,952
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	8.179	06-07-28		3,616,609	3,625,289
Pro Mach Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.829	08-31-28		3,714,728	3,734,119
Rubix Group Midco 3, Ltd., 2023 EUR Term Loan B (6 month EURIBOR + 4.250%)	8.149	09-30-26	EUR	1,743,257	1,898,916
Star US Bidco LLC, Term Loan B (1 month CME Term SOFR + 4.250%)	9.679	03-17-27		3,578,217	3,603,550
TK Elevator US Newco, Inc., USD Term Loan B (3 month CME Term SOFR + 3.500%)	8.791	04-30-30		2,832,112	2,849,813
Passenger airlines 0.3%
WestJet Loyalty LP, Term Loan B (3 month CME Term SOFR + 3.750%)	9.048	02-14-31		2,870,288	2,884,123
Professional services 1.4%
Creative Artists Agency LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	8.579	11-27-28		3,676,131	3,696,350
Crisis Prevention Institute, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	10.043	04-09-31		1,146,519	1,151,300
First Advantage Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	8.194	01-31-27		1,469,179	1,469,179
Grant Thornton LLP, Term Loan B (B)	TBD	05-16-31		1,932,785	1,945,696
HireRight Holdings Corp., 2023 Term Loan B (1 month CME Term SOFR + 4.000%)	9.329	09-27-30		4,222,007	4,220,952
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	7.320	05-09-31		3,364,906	3,377,659
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	7.329	05-19-28		581,802	583,862
Transportation infrastructure 0.4%
Dynasty Acquisition Company, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.829	08-24-28		4,555,204	4,591,964
Information technology 18.1%					205,352,095
Communications equipment 0.4%
Venga Finance Sarl, 2021 USD Term Loan B (3 month CME Term SOFR + 4.750%)	10.359	06-28-29		4,800,751	4,800,751
Electronic equipment, instruments and components 1.0%
C&D Technologies, Inc., Term Loan B (1 month CME Term SOFR + 5.750%)	11.194	12-20-25		2,561,361	2,546,275
Robertshaw US Holding Corp., 2023 PIK First Out Incremental Term Loan (Prime rate + 3.000% or 5.000% PIK) (C)	11.500	02-28-27		4,878,216	4,878,216
Robertshaw US Holding Corp., 2023 PIK First Out New Money Term Loan (3 month CME Term SOFR + 8.000%)	13.313	02-28-27		1,191	1,132
Robertshaw US Holding Corp., 2023 Second Out Term Loan (3 month CME Term SOFR + 7.000%)	12.313	02-28-27		4,460,182	2,230,091
Robertshaw US Holding Corp., 2024 DIP PIK Term Loan (3 month CME Term SOFR + 1.000%) (C)	6.309	09-27-24		1,443,997	1,355,049
IT services 1.5%
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	9.071	11-06-28		4,250,174	4,263,095
Fortress Intermediate 3, Inc., Term Loan B (B)	TBD	05-09-31		1,747,885	1,752,254
Gainwell Acquisition Corp., Term Loan B (3 month CME Term SOFR + 4.000%)	9.409	10-01-27		3,899,862	3,784,504
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	8.194	06-28-28		2,622,182	2,606,449
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.944	12-17-27		949,251	$856,699
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month CME Term SOFR + 3.500%)	8.944	12-17-27		1,487,145	1,342,148
TGG TS Acquisition Company, 2018 Term Loan B (1 month CME Term SOFR + 6.500%)	11.942	12-14-25		1,795,136	1,787,507
Semiconductors and semiconductor equipment 0.0%
MKS Instruments, Inc., 2023 USD Term Loan B (1 month CME Term SOFR + 2.500%)	7.822	08-17-29		233,103	234,192
Software 15.2%
Access CIG LLC, 2023 Term Loan (3 month CME Term SOFR + 5.000%)	10.330	08-18-28		5,232,179	5,271,420
Acuris Finance US, Inc., 2021 USD Term Loan B (3 month CME Term SOFR + 4.000%)	9.452	02-16-28		3,185,576	3,192,871
AppLovin Corp., 2024 Term Loan (2030) (1 month CME Term SOFR + 2.500%)	7.829	08-16-30		3,080,143	3,088,213
AQA Acquisition Holding, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 4.250%)	9.841	03-03-28		343,308	344,060
Athena BidCo GmbH, 2024 EUR Term Loan B (3 month EURIBOR + 4.250%)	8.148	03-20-29	EUR	524,037	573,581
Athena Bidco SASU, 2024 EUR Term Loan B (B)	TBD	04-14-31	EUR	3,617,326	3,946,447
Avaya, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 1.500% or 7.000% PIK)	6.828	08-01-28		17,665	14,744
Azalea TopCo, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.829	04-30-31		5,059,353	5,075,189
Barracuda Networks, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.500%)	9.814	08-15-29		3,383,732	3,386,709
BEP Intermediate Holdco LLC, Term Loan B (1 month CME Term SOFR + 3.750%)	9.075	04-25-31		585,782	589,443
Boxer Parent Company, Inc., 2023 USD Term Loan (1 month CME Term SOFR + 4.250%)	9.579	12-29-28		3,241,632	3,263,935
Cast & Crew LLC, 2021 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	9.079	12-29-28		1,008,616	1,012,559
Castle US Holding Corp., USD Term Loan B (1 and 3 month CME Term SOFR + 3.750%)	9.359	01-29-27		3,741,648	2,442,024
Central Parent, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	8.577	07-06-29		6,692,833	6,744,167
Constant Contact, Inc., Term Loan (3 month CME Term SOFR + 4.000%)	9.561	02-10-28		2,405,859	2,375,785
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.194	10-16-28		4,947,527	4,770,257
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%)	9.329	10-16-26		5,452,315	5,422,054
Dedalus Finance GmbH, 2021 EUR Term Loan B2 (6 month EURIBOR + 3.750%)	7.612	07-17-27	EUR	4,369,877	4,692,126
Dodge Construction Network LLC, 2022 Term Loan (3 month CME Term SOFR + 4.750%)	10.202	02-23-29		2,910,409	2,190,810
Ellucian Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.929	10-09-29		2,410,304	2,423,223
Epicor Software Corp., 2020 Term Loan (1 month CME Term SOFR + 3.250%)	8.680	07-30-27		4,132,553	4,145,736
Epicor Software Corp., 2024 Term Loan (B)	TBD	05-23-31		294,438	295,690
FinThrive Software Intermediate Holdings, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.000%)	9.424	12-18-28		2,505,075	1,991,535
Gen Digital, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.000%)	7.429	09-12-29		2,135,383	2,136,450
Genesys Cloud Services Holdings II LLC, First Lien Term Loan B (1 month CME Term SOFR + 3.500%)	8.829	12-01-27		5,663,572	5,701,008
Helios Software Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.750%)	9.052	07-18-30		2,104,665	2,109,274
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
ION Trading Finance, Ltd., 2021 USD Term Loan (3 month CME Term SOFR + 4.750%)	10.152	04-01-28		2,349,127	$2,349,127
Ivanti Software, Inc., 2021 Add On Term Loan B (3 month CME Term SOFR + 4.000%)	9.555	12-01-27		2,169,098	1,884,404
Ivanti Software, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.814	12-01-27		3,228,526	2,815,792
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan (3 month CME Term SOFR + 5.000%)	10.591	07-27-28		5,428,742	3,227,387
Marcel Bidco LLC, 2024 USD Term Loan B5 (3 month CME Term SOFR + 4.000%)	9.310	11-11-30		3,360,865	3,380,829
Mavenir Systems, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.750%)	10.348	08-18-28		3,185,585	2,467,490
McAfee Corp., 2022 USD Term Loan B (1 month CME Term SOFR + 3.750%)	9.163	03-01-29		6,800,091	6,796,691
Mitchell International, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.194	10-15-28		5,151,714	5,159,235
Mitnick Corporate Purchaser, Inc., Term Loan (3 month CME Term SOFR + 4.500%)	9.929	05-02-29		3,381,864	3,277,026
Modena Buyer LLC, Term Loan (B)	TBD	04-18-31		4,367,573	4,272,928
Open Text Corp., 2023 Term Loan B (1 month CME Term SOFR + 2.250%)	7.579	01-31-30		1,847,094	1,858,749
Orion Advisor Solutions, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.750%)	9.341	09-24-27		5,309,906	5,311,552
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%)	9.179	02-01-28		6,796,740	6,799,119
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	9.072	10-28-30		4,859,289	4,890,097
Project Boost Purchaser LLC, 2019 Term Loan B (1 month CME Term SOFR + 3.500%)	8.944	06-01-26		4,139,587	4,153,951
Project Ruby Ultimate Parent Corp., 2021 Term Loan (1 month CME Term SOFR + 3.250%)	8.694	03-10-28		4,756,172	4,768,063
Project Ruby Ultimate Parent Corp., 2024 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	8.944	03-10-28		581,323	583,986
Proofpoint, Inc., 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	8.680	08-31-28		3,898,338	3,907,110
Skillsoft Finance II, Inc., 2021 Term Loan (1 month CME Term SOFR + 5.250%)	10.685	07-14-28		1,615,638	1,293,948
SolarWinds Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%)	8.579	02-05-27		4,613,680	4,642,516
Surf Holdings LLC, USD Term Loan (B)	TBD	03-05-27		2,676,949	2,682,892
Symplr Software, Inc., 2020 Term Loan (3 month CME Term SOFR + 4.500%)	9.929	12-22-27		4,094,832	3,880,509
UKG, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.820	02-10-31		4,706,887	4,740,400
Veritas US, Inc., 2021 USD Term Loan B (1 month CME Term SOFR + 5.000%)	10.444	09-01-25		4,473,217	4,075,727
VS Buyer LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	8.571	04-14-31		3,124,889	3,144,419
Weld North Education LLC, Term Loan (1 month CME Term SOFR + 3.500%)	8.829	12-21-29		3,352,554	3,350,476
Materials 9.2%					104,322,947
Chemicals 4.5%
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	7.652	12-12-25	EUR	1,971,405	2,040,910
ASP Unifrax Holdings, Inc., Term Loan B (3 month CME Term SOFR + 3.750%)	9.202	12-12-25		1,440,838	1,397,008
Derby Buyer LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.820	11-01-30		3,134,767	3,143,576
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (1 and 3 month CME Term SOFR + 4.500%)	10.033	08-30-28		4,775,798	4,649,239
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Hyperion Refinance Sarl, 2024 USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.829	02-15-31		2,674,424	$2,687,796
INEOS Enterprises Holdings US Finco LLC, 2023 USD 1st Lien Term Loan B (3 month CME Term SOFR + 3.750%)	9.197	07-08-30		2,411,472	2,417,887
INEOS US Finance LLC, 2023 USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.929	02-18-30		2,726,487	2,733,304
INEOS US Petrochem LLC, 2023 USD 1st Lien Term Loan B (1 month CME Term SOFR + 4.250%)	9.679	04-02-29		3,441,083	3,438,949
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	10.194	02-18-28		5,135,160	4,931,038
Kraton Corp., 2022 USD Term Loan (3 month CME Term SOFR + 3.250%)	8.841	03-15-29		3,001,521	2,950,615
Nouryon USA LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 3.500%)	8.826	04-03-28		3,482,456	3,504,221
Olympus Water US Holding Corp., 2021 USD Term Loan B (3 month CME Term SOFR + 3.750%)	9.321	11-09-28		3,591,921	3,604,960
Olympus Water US Holding Corp., 2024 Term Loan (3 month CME Term SOFR + 4.250%)	9.576	11-09-28		2,351,671	2,365,640
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (1 month CME Term SOFR + 4.000%)	9.442	12-15-25		258	253
Secure Acquisition, Inc., 2021 Term Loan (3 month CME Term SOFR + 5.000%)	10.459	12-16-28		1,490,295	1,499,609
The Chemours Company, 2023 USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.829	08-18-28		4,181,611	4,205,153
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	8.080	05-03-28		2,769,810	2,262,020
Windsor Holdings III LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.000%)	9.320	08-01-30		3,320,749	3,355,352
Construction materials 0.7%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	7.329	01-31-31		1,623,105	1,629,013
CPG International LLC, 2022 Term Loan B (1 month CME Term SOFR + 2.500%)	7.929	04-28-29		2,373,975	2,383,471
Quikrete Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	7.829	04-14-31		1,657,393	1,663,409
Quikrete Holdings, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	7.579	03-19-29		2,601,028	2,609,482
Containers and packaging 3.7%
Altium Packaging LLC, 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	8.180	02-03-28		3,453,079	3,456,912
Anchor Packaging LLC, 2024 Term Loan (1 month CME Term SOFR + 3.750%)	9.079	07-18-29		814,801	817,710
Berlin Packaging LLC, 2024 Term Loan B (B)	TBD	05-09-31		476,656	477,352
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 3.675%)	9.104	04-13-29		2,856,645	2,870,929
Five Star Lower Holding LLC, Term Loan (3 month CME Term SOFR + 4.250%)	9.575	05-05-29		1,928,306	1,765,615
Iris Holding, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	10.179	06-28-28		3,373,769	3,232,509
KP Germany Erste GmbH, 2021 EUR Term Loan B (6 month EURIBOR + 4.725%)	8.643	02-12-26	EUR	1,054,788	990,207
LABL, Inc., 2021 EUR Term Loan (B)	TBD	10-29-28	EUR	1,250,482	1,294,420
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month CME Term SOFR + 5.000%)	10.429	10-29-28		3,956,202	3,919,331
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month CME Term SOFR + 3.500%)	8.944	09-06-25		2,419,165	2,379,176
LTI Holdings, Inc., 2019 Term Loan (1 month CME Term SOFR + 4.750%)	10.194	07-24-26		5,738,220	5,648,589
Plaze, Inc., 2019 Term Loan B (1 month CME Term SOFR + 3.500%)	8.944	08-03-26		3,429,094	3,374,503
Proampac PG Borrower LLC, 2024 Term Loan (3 month CME Term SOFR + 4.000%)	9.326	09-15-28		4,016,143	4,039,236
SupplyOne, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.250%)	9.579	04-21-31		1,846,723	1,863,658
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Trident TPI Holdings, Inc., 2021 Term Loan B3 (3 month CME Term SOFR + 4.000%)	9.571	09-15-28		3,482,368	$3,488,183
Trident TPI Holdings, Inc., 2024 Term Loan B6 (3 month CME Term SOFR + 4.000%)	9.302	09-15-28		1,351,136	1,355,027
Valcour Packaging LLC, 2021 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	9.187	10-04-28		587,531	354,475
Metals and mining 0.3%
Vibrantz Technologies, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	9.706	04-23-29		3,570,664	3,522,210
Utilities 0.8%					9,388,480
Electric utilities 0.3%
Talen Energy Supply LLC, 2023 Term Loan B (3 month CME Term SOFR + 3.500%)	8.827	05-17-30		1,701,789	1,719,521
Talen Energy Supply LLC, 2023 Term Loan C (3 month CME Term SOFR + 3.500%)	8.827	05-17-30		1,277,486	1,290,797
Independent power and renewable electricity producers 0.2%
Discovery Energy Holding Corp., USD Term Loan B (3 month CME Term SOFR + 4.750%)	10.063	05-01-31		1,942,813	1,951,925
Finco Utilitas Sarl, EUR Term Loan B (6 month EURIBOR + 4.000%)	7.902	09-26-30	EUR	754,119	822,961
Multi-utilities 0.3%

Wec US Holdings, Ltd., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	8.075	01-27-31		3,586,027	3,603,276

Corporate bonds 3.8%					$43,510,493
(Cost $51,722,811)
Communication services 0.8%					9,571,208
Diversified telecommunication services 0.2%
Iliad Holding SASU (E)	6.500	10-15-26		634,000	629,502
Iliad Holding SASU (E)	7.000	10-15-28		2,017,000	1,997,394
Media 0.6%
Sirius XM Radio, Inc. (E)	4.125	07-01-30		2,000,000	1,676,299
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (E)(F)	8.078	02-01-29	EUR	614,000	671,217
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (F)	8.078	02-01-29	EUR	1,590,000	1,738,168
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (E)(F)	8.078	02-15-31	EUR	618,000	674,966
United Group BV (Greater of 3 month EURIBOR + 4.250% or 0.000%) (F)	8.078	02-15-31	EUR	2,000,000	2,183,662
Consumer discretionary 1.2%					13,686,666
Automobile components 0.1%
Tenneco, Inc. (E)	8.000	11-17-28		1,780,000	1,625,629
Automobiles 0.4%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	2,813,000	2,990,342
Constellation Automotive Financing PLC	4.875	07-15-27	GBP	1,014,000	1,077,872
Diversified consumer services 0.2%
Pachelbel Bidco SpA (E)	7.125	05-17-31	EUR	961,000	1,069,894
Pachelbel Bidco SpA (3 month EURIBOR + 4.250%) (E)(F)	8.066	05-17-31	EUR	1,049,000	1,158,136
Hotels, restaurants and leisure 0.3%
Punch Finance PLC	6.125	06-30-26	GBP	3,174,000	3,933,095
Leisure products 0.2%
Mattel, Inc. (E)	3.750	04-01-29		2,000,000	1,831,698
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples 0.1%					$562,643
Food products 0.1%
Post Holdings, Inc. (E)	6.250	02-15-32		566,000	562,643
Financials 0.2%					1,863,380
Mortgage real estate investment trusts 0.2%
Apollo Commercial Real Estate Finance, Inc. (E)	4.625	06-15-29		2,230,000	1,863,380
Health care 0.5%					5,268,069
Health care providers and services 0.5%
Genesis Care Finance Pty, Ltd. (Overnight SOFR + 5.000%) (C)(E)(F)	10.324	02-16-29		530,686	530,686
Genesis Care UK Finco, Ltd. (Overnight SOFR + 5.000%) (C)(F)	10.333	02-16-29		508,129	508,129
Option Care Health, Inc. (E)	4.375	10-31-29		2,250,000	2,048,461
US Acute Care Solutions LLC (E)	9.750	05-15-29		2,262,000	2,180,793
Industrials 0.4%					5,021,494
Air freight and logistics 0.1%
Rand Parent LLC (E)(G)	8.500	02-15-30		1,247,000	1,219,172
Building products 0.1%
ACProducts Holdings, Inc. (E)	6.375	05-15-29		1,403,000	908,059
Miter Brands Acquisition Holdco, Inc. (E)	6.750	04-01-32		265,000	263,241
Marine transportation 0.1%
Anarafe SLU (3 month EURIBOR + 1.000% Cash and 3 month EURIBOR + 11.750% PIK) (E)(F)	16.615	12-31-26	EUR	623,331	822,712
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29		2,000,000	1,808,310
Information technology 0.0%					431,166
Software 0.0%
Veritas US, Inc. (E)	7.500	09-01-25		472,000	431,166
Materials 0.6%					7,105,867
Chemicals 0.3%
ASP Unifrax Holdings, Inc. (E)	5.250	09-30-28		557,000	279,893
ASP Unifrax Holdings, Inc. (E)	7.500	09-30-29		1,984,000	982,845
INEOS Quattro Finance 2 PLC (E)	9.625	03-15-29		1,295,000	1,365,280
Trinseo Materials Operating SCA (E)	5.375	09-01-25		737,000	601,531
Metals and mining 0.3%
Midwest Vanadium Proprietary, Ltd. (D)(E)	11.500	02-15-18		5,663,972	5,664

Vibrantz Technologies, Inc. (E)	9.000	02-15-30		4,197,000	3,870,654
Asset backed securities 4.5%					$50,757,346
(Cost $50,505,907)
Asset backed securities 4.5%					50,757,346
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month CME Term SOFR + 3.012%) (E)(F)	8.340	01-15-31		4,900,000	4,704,828
Atlas Senior Loan Fund, Ltd. Series 2021-18A, Class D (3 month CME Term SOFR + 3.932%) (E)(F)	9.259	01-18-35		450,000	450,164
Canyon Capital CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 3.012%) (E)(F)	8.341	01-30-31		750,000	735,139
CBAM, Ltd. Series 2019-9A, Class DR (3 month CME Term SOFR + 4.150%) (E)(F)	9.479	07-15-37		1,100,000	1,101,456
Cedar Funding VIII CLO, Ltd. Series 2017-8A, Class DR (3 month CME Term SOFR + 3.762%) (E)(F)	9.079	10-17-34		850,000	851,500
Elevation CLO, Ltd. Series 2020-11A, Class D1 (3 month CME Term SOFR + 4.112%) (E)(F)	9.440	04-15-33		1,550,000	1,533,093
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	9.236	07-20-34	3,000,000	$3,002,067
ICG US CLO, Ltd. Series 2018-1A, Class C (3 month CME Term SOFR + 2.862%) (E)(F)	8.186	04-21-31	750,000	725,057
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month CME Term SOFR + 4.162%) (E)(F)	9.485	07-25-34	3,450,000	3,454,085
Jamestown CLO XVI, Ltd. Series 2021-16A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	9.235	07-25-34	3,100,000	3,101,721
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month CME Term SOFR + 3.062%) (E)(F)	8.389	12-18-30	2,500,000	2,342,910
Northwoods Capital XV, Ltd. Series 2017-15A, Class DR (3 month CME Term SOFR + 4.012%) (E)(F)	9.344	06-20-34	3,750,000	3,752,284
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (E)(F)	8.436	04-22-31	1,350,000	1,319,639
Parallel, Ltd. Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (E)(F)	8.986	07-20-34	1,350,000	1,351,098
Romark CLO V, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.892%) (E)(F)	9.220	01-15-35	1,850,000	1,842,694
Sculptor CLO XXVII, Ltd. Series 27A, Class D (3 month CME Term SOFR + 3.962%) (E)(F)	9.286	07-20-34	3,550,000	3,552,027
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month CME Term SOFR + 3.962%) (E)(F)	9.286	07-20-34	2,950,000	2,954,322
Sound Point Clo XXVIII, Ltd. Series 2020-3A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	9.235	01-25-32	1,550,000	1,529,182
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month CME Term SOFR + 3.662%) (E)(F)	8.986	04-20-34	1,300,000	1,301,108
Trinitas CLO X, Ltd. Series 2019-10A, Class DR (3 month CME Term SOFR + 3.600%) (E)(F)	8.929	01-15-35	1,400,000	1,393,729
Venture XXXVII CLO, Ltd. Series 2019-37A, Class D (3 month CME Term SOFR + 4.162%) (E)(F)	9.491	07-15-32	2,200,000	2,147,816
Wellfleet CLO, Ltd.
Series 2018-3A, Class C (3 month CME Term SOFR + 3.412%) (E)(F)	8.736	01-20-32	2,600,000	2,559,229
Series 2020-2A, Class DR (3 month CME Term SOFR + 4.062%) (E)(F)	9.390	07-15-34	2,900,000	2,875,454
Series 2021-2A, Class D (3 month CME Term SOFR + 3.862%) (E)(F)	9.190	07-15-34	2,200,000	2,176,744

	Shares	Value
Common stocks 0.5%		$5,849,616
(Cost $8,575,111)
Communication services 0.1%		1,527,135
Entertainment 0.1%
Cineworld Group PLC (H)	80,799	1,360,090
Technicolor Creative Studios SA (C)(H)	94,449	167,045
Consumer discretionary 0.1%		469,976
Hotels, restaurants and leisure 0.1%
NPC International, Inc. (C)(H)	108,116	87,023
Silk Topco AS (C)(H)	405,564	382,850
Household durables 0.0%
Keter Group BV (C)(H)	94,984,601	103
Financials 0.0%		5
Insurance 0.0%
Jubilee Topco, Ltd. (C)(H)	4,772,269	5
16	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 0.3%		$3,724,151
Health care providers and services 0.1%
GenesisCare Cayman Holdings (C)(H)	24,857	1,150,631
GenesisCare USA Holdings, Inc. (C)(H)	24,857	177,976
Pharmaceuticals 0.2%
Endo, Inc. (E)(H)	1,294	36,125
Endo, Inc. (H)	84,516	2,359,419
Industrials 0.0%		41
Marine transportation 0.0%
Bahia De Las Isletas SL, Class A (C)(H)	38,242,772	41
Information technology 0.0%		128,308
Communications equipment 0.0%
Vantiva SA (H)	849,152	125,729
Software 0.0%

Avaya Holdings Corp. (H)	809	2,579

Exchange-traded funds 2.5%		$27,568,285
(Cost $27,387,505)
Invesco Senior Loan ETF	636,791	13,449,026

SPDR Blackstone Senior Loan ETF	335,454	14,119,259
Warrants 0.0%		$0
(Cost $0)
GenesisCare Cayman Holdings (C)(H)(I)	1,363	0

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Endo Luxembourg Holding Company (C)(H)	4,602,816	0
Magellan Health, Inc. (C)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 6.7%			$76,437,406
(Cost $76,437,473)
Short-term funds 6.7%			76,437,406
John Hancock Collateral Trust (J)	5.2280(K)	95,743	957,109
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2383(K)	75,480,297	75,480,297
Total investments (Cost $1,216,161,856) 105.1%			$1,192,330,951
Other assets and liabilities, net (5.1%)			(57,744,795)
Total net assets 100.0%			$1,134,586,156

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing - Issuer is in default.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $911,662.
(H)	Non-income producing security.
(I)	Strike price and/or expiration date not available.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 5-31-24.
The fund had the following country composition as a percentage of net assets on 5-31-24:
United States	80.0%
Cayman Islands	4.5%
Luxembourg	4.3%
United Kingdom	3.0%
Canada	1.9%
Netherlands	1.6%
France	1.0%
Other countries	3.7%
TOTAL	100.0%
18	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	7,570,000	USD	8,200,535	MSCS	3/21/2025	$126,409	—
USD	2,788,861	EUR	2,510,000	MSCS	1/13/2025	36,704	—
USD	39,493,818	EUR	35,910,000	MSCS	3/21/2025	—	$(6,917)
USD	2,631,154	EUR	2,400,000	MSCS	5/7/2025	—	(14,073)
USD	5,792,688	EUR	5,280,000	MSCS	5/12/2025	—	(28,040)
USD	9,634,371	EUR	8,770,000	MSCS	5/13/2025	—	(34,178)
USD	2,610,792	EUR	2,370,000	MSCS	5/15/2025	—	(2,252)
USD	8,656,858	EUR	7,860,000	MSCS	11/6/2025	—	(73,819)
USD	11,554,725	GBP	9,100,000	MSCS	4/10/2025	—	(57,636)
						$163,113	$(216,915)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$988,207,805	—	$981,499,676	$6,708,129
Corporate bonds	43,510,493	—	42,471,678	1,038,815
Asset backed securities	50,757,346	—	50,757,346	—
Common stocks	5,849,616	—	3,883,942	1,965,674
Exchange-traded funds	27,568,285	$27,568,285	—	—
Warrants	—	—	—	—
Escrow certificates	—	—	—	—
Short-term investments	76,437,406	76,437,406	—	—
Total investments in securities	$1,192,330,951	$104,005,691	$1,078,612,642	$9,712,618
Derivatives:
Assets
Forward foreign currency contracts	$163,113	—	$163,113	—
Liabilities
Forward foreign currency contracts	(216,915)	—	(216,915)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	95,743	—	$210,893,352	$(209,939,652)	$3,476	$(67)	$142,332	—	$957,109
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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